Commitments, contingencies and operating risks - Pledge of assets and guarantees issued (Details) - RUB (₽) ₽ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Assets pledged and guarantees
Maximum term of guaranties issued to non-related parties	5 years
Financial and performance guaranties issued	₽ 5,300	₽ 1,260
Major partner | Debt securities
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	2,750	1,445
Major partner | Cash deposit
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	33	0
CBR | Debt securities
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	₽ 204	₽ 484